BANK AND OTHER BORROWINGS (Schedule of Maturities of Long-Term and Other Debt) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 07, 2021 CNY (¥)	Aug. 31, 2021	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Derivative liability
Proceeds from convertible note	¥ 20,000		¥ 20,000
Convertible debt term		2 years
Conversion ratio			4.75
Long-term bank and other borrowings
Derivative liability
Within one year				¥ 722,563	$ 101,771
Between one and two years				434,783	61,238
Between two and three years				401,895	56,606
Between three and four years				629,389	88,648
Above four years				527,947	74,359
Total				¥ 2,716,577	$ 382,622